INVESTMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Nov. 12, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015	May. 30, 2015
Business Acquisition [Line Items]
Private equity placement issued amount					$ 113,433	$ 172,611
Warrants received (in shares)			833,333			833,333
Warrants exercise price (n dollars per share)			$ 15.00			$ 15.00
Percentage of warrants vesting increments						20.00%
Percentages of increase in volume weighted average price						10.00%
Minimum business days required for exercise level of VWAP						10 days
VWAP minimum trading volume of exercise levels			$ 2,000			$ 2,000
Shares as dividend-in-kind (in shares)					699,802
Gain on investment				$ (2,462)		40
Company acquired additional shares in open market (in shares)					488,216
NATs share of NAOs total market capitalization				31,700	$ 55,200
Financial Position [Abstract]
Noncurrent assets				64,877
Summarized Statement of Operations information [Abstract]
NATs portion of NAOs Net (Loss) Income				$ 0		$ 0
Adjusted [Member]
Business Acquisition [Line Items]
Gain on investment					1,559
Financial Position [Abstract]
Noncurrent assets					62,059
Summarized Statement of Operations information [Abstract]
NATs portion of NAOs Net (Loss) Income					$ 1,929
Nordic American Offshore Repurchase Program [Member]
Business Acquisition [Line Items]
Repurchase Program, shares authorized to be repurchased (in shares)								2,500,000
Shares repurchased during the period (in shares)				870,839
Remaining shares available to be repurchased (in shares)				22,560,531
Nordic American Offshore Limited [Member]
Business Acquisition [Line Items]
Gain on investment				$ 2,100
Company acquired additional shares in private transaction (in shares)	1,521,300
Ownership interest				26.70%	19.20%		26.50%
Financial Position [Abstract]
Current assets				$ 14,565	$ 51,743
Noncurrent assets				322,802	270,678
Total Assets				337,367	322,421
Current liabilities				7,735	3,191
Noncurrent liabilities				48,775	0
Total Shareholders' Equity				280,857	319,230
Total liabilities and equity				337,367	322,421
NATs share of NAOs equity				75,000	61,300
Summarized Statement of Operations information [Abstract]
Operating Revenues			1,280	36,372	52,789
Net Operating (Loss) Income			(258)	(8,372)	11,262
Net (Loss) Income			$ (70)	(10,844)	6,931
NATs portion of NAOs Net (Loss) Income				(2,500)	$ 1,600
Nordic American Offshore Limited [Member] | Minimum [Member]
Business Acquisition [Line Items]
Percentage of warrants vesting increments						25.00%
Nordic American Offshore Limited [Member] | Maximum [Member]
Business Acquisition [Line Items]
Percentage of warrants vesting increments						65.00%
Nordic American Offshore Limited [Member] | Private Placement [Member]
Business Acquisition [Line Items]
Private equity placement issued amount				250,000
Private equity placement participation				$ 65,000
Private equity placement participation (in shares)				4,333,566
Nordic American Offshore Limited [Member] | IPO [Member]
Business Acquisition [Line Items]
Shares acquired (in shares)		375,000
Cost of shares acquired		$ 5,600